First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	52
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		57
Total Communication Services		57
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	216	30,130
Total Consumer Discretionary		30,130
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	5,478
Total Industrials		5,478
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		35,665

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,321,000	1,195,315
Total Convertible Bonds (Cost $1,949,658)			1,195,315

Corporate Bonds & Notes 89.7%

Aerospace & Defense 2.1%
Bombardier, Inc.(d)
04/15/2027	7.875%	230,000	233,216
Moog, Inc.(d)
12/15/2027	4.250%	447,000	419,363
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	168,000	183,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/15/2026	6.250%	1,488,000	1,489,168
08/15/2028	6.750%	357,000	360,569
TransDigm, Inc.
06/15/2026	6.375%	442,000	434,463
Total			3,120,162
Airlines 2.6%
Air Canada(d)
08/15/2026	3.875%	400,000	363,362
American Airlines, Inc.(d)
07/15/2025	11.750%	176,000	192,273
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,353,605	1,333,826
04/20/2029	5.750%	609,138	584,635
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	623,966	592,728
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	738,627	736,866
Total			3,803,690
Automotive 3.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	163,000	157,171
04/01/2027	6.500%	50,000	46,183
Clarios Global LP(d)
05/15/2025	6.750%	279,000	281,663
Ford Motor Co.
02/12/2032	3.250%	317,000	248,184
01/15/2043	4.750%	186,000	141,594
Ford Motor Credit Co. LLC
03/18/2024	5.584%	513,000	508,015
11/01/2024	4.063%	178,000	171,861
06/16/2025	5.125%	512,000	500,971
11/13/2025	3.375%	734,000	680,913
05/28/2027	4.950%	143,000	136,390
08/17/2027	4.125%	712,000	651,982
11/04/2027	7.350%	263,000	271,299
02/16/2028	2.900%	237,000	203,307
11/13/2030	4.000%	359,000	306,295
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	151,000	134,846
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	85,000	75,858
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	677,000	668,651
2	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	299,090
05/15/2027	8.500%	344,000	345,236
Total			5,829,509
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	114,000	108,915
Subordinated
11/20/2025	5.750%	201,000	188,940
Total			297,855
Brokerage/Asset Managers/Exchanges 1.3%
AG Issuer LLC(d)
03/01/2028	6.250%	30,000	27,137
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	549,000	552,428
NFP Corp(d)
10/01/2030	7.500%	418,000	403,781
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	1,002,541
Total			1,985,887
Building Materials 1.0%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	383,622
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	486,804
Interface, Inc.(d)
12/01/2028	5.500%	134,000	109,193
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	540,754
Total			1,520,373
Cable and Satellite 6.0%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	836,869
06/01/2029	5.375%	243,000	223,212
03/01/2030	4.750%	1,041,000	902,148
08/15/2030	4.500%	370,000	311,877
02/01/2031	4.250%	178,000	145,871
02/01/2032	4.750%	419,000	352,633
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	565,855
02/15/2031	3.375%	680,000	469,756
DISH DBS Corp.
06/01/2029	5.125%	1,038,000	547,733
DISH Network Corp.(d)
11/15/2027	11.750%	148,000	142,310
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	792,000	619,259
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	304,855
07/15/2028	4.000%	365,000	313,747
07/01/2030	4.125%	539,000	440,608
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	318,692
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	652,427
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	159,863
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	636,477
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	971,620
Total			8,915,812
Chemicals 3.7%
Avient Corp.(d)
08/01/2030	7.125%	287,000	295,975
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	494,464
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	343,000	321,795
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	472,485
HB Fuller Co.
10/15/2028	4.250%	398,000	355,129
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	330,354
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	221,046
Ingevity Corp.(d)
11/01/2028	3.875%	872,000	753,681
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	471,063
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	441,000	360,605
SPCM SA(d)
03/15/2027	3.125%	35,000	30,804
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	168,000	134,276

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	618,617
08/15/2029	5.625%	637,000	540,409
03/01/2031	7.375%	92,000	92,186
Total			5,492,889
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,085,000	953,791
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	585,680
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	78,000	80,318
03/15/2031	7.750%	92,000	96,404
Total			1,716,193
Consumer Cyclical Services 2.1%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	267,506
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	508,818
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	206,331
02/15/2029	5.625%	211,000	199,176
Staples, Inc.(d)
04/15/2026	7.500%	265,000	232,150
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	434,282
08/15/2029	4.500%	1,395,000	1,272,968
Total			3,121,231
Consumer Products 1.3%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	660,000	566,181
Newell Brands, Inc.
09/15/2027	6.375%	118,000	119,076
09/15/2029	6.625%	166,000	167,313
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	200,000	160,657
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	519,954
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	201,000	175,925
07/15/2030	5.500%	25,000	22,191
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	266,000	222,127
Total			1,953,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.3%
Chart Industries, Inc.(d)
01/01/2030	7.500%	199,000	205,611
01/01/2031	9.500%	69,000	72,817
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	254,772
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	265,008
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	266,093
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	794,374
Total			1,858,675
Electric 5.3%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	960,656
02/15/2031	3.750%	1,017,000	877,144
01/15/2032	3.750%	552,000	460,531
FirstEnergy Corp.
11/15/2031	7.375%	134,000	151,441
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	460,256
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,136,000	2,036,331
NRG Energy, Inc.(d)
06/15/2029	5.250%	684,000	631,397
02/15/2031	3.625%	613,000	496,915
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	263,433
PG&E Corp.
07/01/2028	5.000%	241,000	227,616
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	540,062
01/15/2030	4.750%	660,000	596,152
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	145,542
Total			7,847,476
Environmental 1.2%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	57,140
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	682,836
08/01/2028	4.000%	410,000	372,475

4	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	683,000	628,377
Total			1,740,828
Finance Companies 2.2%
Navient Corp.
06/25/2025	6.750%	490,000	480,184
OneMain Finance Corp.
09/15/2030	4.000%	154,000	115,433
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,121,000	990,720
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	326,411
03/01/2031	3.875%	90,000	74,553
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,267,000	1,005,888
Springleaf Finance Corp.
03/15/2024	6.125%	220,000	214,345
Total			3,207,534
Food and Beverage 2.7%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	366,454
06/15/2030	6.000%	270,000	269,084
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,233,000	1,153,720
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	186,512
Pilgrim’s Pride Corp.
04/15/2031	4.250%	316,000	275,774
03/01/2032	3.500%	93,000	74,702
Post Holdings, Inc.(d)
03/01/2027	5.750%	154,000	151,176
01/15/2028	5.625%	431,000	422,260
04/15/2030	4.625%	175,000	156,875
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	247,686
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	573,000	465,494
US Foods, Inc.(d)
06/01/2030	4.625%	276,000	249,304
Total			4,019,041
Gaming 3.6%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	177,000	160,762
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	569,000	578,847
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	702,000	705,051
07/01/2025	6.250%	759,000	759,238
International Game Technology PLC(d)
02/15/2025	6.500%	627,000	633,147
04/15/2026	4.125%	200,000	193,636
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	478,423
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	211,000	175,802
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	462,000	410,417
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	345,503
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	533,076
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	357,000	349,701
Total			5,323,603
Health Care 6.9%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	146,266
04/15/2029	5.000%	320,000	300,850
AdaptHealth LLC(d)
03/01/2030	5.125%	545,000	462,564
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	330,385
11/01/2029	3.875%	736,000	658,812
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	182,616
04/01/2030	3.500%	222,000	195,006
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	234,904
03/15/2029	3.750%	143,000	127,211
03/15/2031	4.000%	163,000	143,117
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	779,000	607,092
02/15/2031	4.750%	212,000	156,788
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	281,639
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	184,451
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	655,332
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	475,000	412,106

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,002,080
Teleflex, Inc.
11/15/2027	4.625%	599,000	584,839
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	233,849
Tenet Healthcare Corp.
01/01/2026	4.875%	1,205,000	1,181,313
02/01/2027	6.250%	1,288,000	1,266,953
11/01/2027	5.125%	304,000	293,150
01/15/2030	4.375%	180,000	161,596
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	416,000	370,799
Total			10,173,718
Home Construction 0.4%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	175,554
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	357,484
Total			533,038
Independent Energy 5.1%
Apache Corp.
02/01/2042	5.250%	189,000	158,982
04/15/2043	4.750%	516,000	388,800
Callon Petroleum Co.(d)
06/15/2030	7.500%	156,000	146,557
Centennial Resource Production LLC(d)
04/01/2027	6.875%	77,000	75,570
CNX Resources Corp.(d)
03/14/2027	7.250%	32,000	32,229
01/15/2029	6.000%	416,000	390,937
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,129,000	1,069,296
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	131,345
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	598,935
02/01/2029	5.750%	505,000	469,830
Matador Resources Co.
09/15/2026	5.875%	668,000	658,605
Occidental Petroleum Corp.
09/01/2030	6.625%	817,000	860,054
01/01/2031	6.125%	464,000	481,537
05/01/2031	7.500%	165,000	182,082
09/15/2036	6.450%	614,000	645,886
SM Energy Co.
07/15/2028	6.500%	309,000	295,095
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	1,048,000	926,061
Total			7,511,801
Leisure 2.5%
Carnival Corp.(d)
03/01/2026	7.625%	158,000	144,154
03/01/2027	5.750%	695,000	570,707
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	464,000	498,934
Cinemark USA, Inc.(d)
03/15/2026	5.875%	736,000	693,133
07/15/2028	5.250%	14,000	12,151
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	152,727
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	218,188
Royal Caribbean Cruises Ltd.(d)
06/01/2025	11.500%	93,000	99,177
07/01/2026	4.250%	168,000	150,771
08/31/2026	5.500%	134,000	124,551
07/15/2027	5.375%	98,000	87,364
01/15/2029	9.250%	80,000	85,031
01/15/2030	7.250%	904,000	909,619
Total			3,746,507
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2028	5.750%	380,000	379,752
Media and Entertainment 2.9%
Clear Channel International BV(d)
08/01/2025	6.625%	346,000	338,570
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	977,060
iHeartCommunications, Inc.
05/01/2026	6.375%	279,285	246,469
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	350,000	286,025
01/15/2028	4.750%	266,000	212,029
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	128,979
03/15/2030	4.625%	891,000	738,660
Playtika Holding Corp.(d)
03/15/2029	4.250%	728,000	610,313
Roblox Corp.(d)
05/01/2030	3.875%	473,000	404,682

6	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(d)
06/30/2030	7.375%	309,000	291,528
Total			4,234,315
Metals and Mining 3.0%
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	105,860
10/01/2031	5.125%	488,000	444,051
Constellium SE(d)
06/15/2028	5.625%	334,000	317,900
04/15/2029	3.750%	1,431,000	1,240,516
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	257,668
04/01/2029	6.125%	1,567,000	1,481,096
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	179,000	147,069
Novelis Corp.(d)
11/15/2026	3.250%	284,000	259,370
08/15/2031	3.875%	143,000	120,370
Total			4,373,900
Midstream 6.6%
Cheniere Energy, Inc.
10/15/2028	4.625%	814,000	770,751
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	309,497
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	321,024
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	375,747
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	248,802
EQM Midstream Partners LP(d)
07/01/2025	6.000%	148,000	146,399
06/01/2027	7.500%	124,000	124,454
07/01/2027	6.500%	539,000	521,950
01/15/2029	4.500%	547,000	465,092
01/15/2031	4.750%	330,000	274,025
EQM Midstream Partners LP
12/01/2026	4.125%	170,000	154,116
07/15/2028	5.500%	155,000	140,717
07/15/2048	6.500%	611,000	471,159
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	360,000	357,098
02/01/2028	5.000%	545,000	510,629
NuStar Logistics LP
10/01/2025	5.750%	596,000	581,603
06/01/2026	6.000%	755,000	737,581
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	845,563
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	447,377
08/15/2031	4.125%	773,000	678,785
11/01/2033	3.875%	423,000	355,072
Western Gas Partners LP
07/01/2026	4.650%	908,000	878,938
Total			9,716,379
Oil Field Services 0.5%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	75,000	71,516
Nabors Industries, Inc.(d)
05/15/2027	7.375%	167,000	163,535
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	436,000	447,067
Total			682,118
Other REIT 1.3%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	480,000	378,496
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	225,294
02/01/2027	4.250%	843,000	665,739
06/15/2029	4.750%	343,000	247,617
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	243,417
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	178,769
Total			1,939,332
Packaging 1.8%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	155,000	153,601
09/01/2029	4.000%	757,000	595,406
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	394,569
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	512,925
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	54,642
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	1,006,608
Total			2,717,751

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.0%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	313,000	202,798
06/01/2028	4.875%	476,000	282,868
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	142,000	116,502
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	188,598
Organon Finance 1 LLC(d)
04/30/2028	4.125%	168,000	154,620
04/30/2031	5.125%	690,000	612,488
Total			1,557,874
Property & Casualty 1.5%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,234,564
04/15/2028	6.750%	666,000	664,858
Lumbermens Mutual Casualty Co.(d),(f)
12/01/2097	0.000%	30,000	19
Lumbermens Mutual Casualty Co.(f)
Subordinated
07/01/2026	0.000%	645,000	314
MGIC Investment Corp.
08/15/2028	5.250%	112,000	106,404
Radian Group, Inc.
03/15/2025	6.625%	44,000	43,755
03/15/2027	4.875%	262,000	247,773
Total			2,297,687
Restaurants 1.4%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,727,896
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	349,296
Total			2,077,192
Retailers 1.5%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	99,318
02/15/2032	5.000%	111,000	97,302
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	115,258
Hanesbrands, Inc.(d)
02/15/2031	9.000%	157,000	160,634
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	118,041
10/01/2030	6.625%	398,000	387,746
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	80,000	81,610
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	443,000	370,325
Lithia Motors, Inc.(d)
01/15/2031	4.375%	175,000	150,899
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	196,810
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	352,079
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	197,000	160,096
Total			2,290,118
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	225,000	226,843
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	179,017
Total			405,860
Technology 6.1%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	500,000	454,608
Block, Inc.
06/01/2031	3.500%	175,000	143,601
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	234,406
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	476,981
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	200,859
Entegris Escrow Corp.(d)
04/15/2029	4.750%	382,000	360,504
06/15/2030	5.950%	430,000	416,687
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	152,742
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	405,936
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	353,608
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	436,000	350,121
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	253,137
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	912,000	470,280

8	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(d)
10/01/2028	5.000%	424,000	372,713
04/15/2029	5.125%	755,000	654,764
10/01/2030	5.250%	26,000	21,671
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	524,000	485,632
Picard Midco, Inc.(d)
03/31/2029	6.500%	788,000	688,050
PTC, Inc.(d)
02/15/2028	4.000%	262,000	247,132
Sabre GLBL, Inc.(d)
12/15/2027	11.250%	54,000	50,195
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	267,442
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	608,757
Synaptics, Inc.(d)
06/15/2029	4.000%	345,000	298,198
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	377,779
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	827,000	716,421
Total			9,062,224
Wireless 3.2%
Altice France SA(d)
02/01/2027	8.125%	661,000	610,049
01/15/2028	5.500%	821,000	667,918
07/15/2029	5.125%	456,000	346,242
SBA Communications Corp.
02/15/2027	3.875%	922,000	870,401
Sprint Capital Corp.
11/15/2028	6.875%	1,009,000	1,084,485
03/15/2032	8.750%	120,000	146,046
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	372,512
07/15/2031	4.750%	665,000	569,887
Total			4,667,540
Wirelines 1.7%
CenturyLink, Inc.(d)
02/15/2027	4.000%	420,000	277,411
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	322,546
03/15/2031	8.625%	334,000	327,010
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SAS(d)
10/15/2026	6.500%	1,042,000	995,792
10/15/2028	7.000%	638,000	605,086
Total			2,527,845
Total Corporate Bonds & Notes (Cost $144,055,776)			132,649,133

Foreign Government Obligations(g) 0.6%

Canada 0.6%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	771,000	702,823
05/15/2029	4.250%	124,000	101,365
Total			804,188
Total Foreign Government Obligations (Cost $893,296)			804,188

Senior Loans 3.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.8%
8th Avenue Food & Provisions, Inc.(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.590%	1,285,725	1,128,018
Health Care 0.4%
Surgery Center Holdings, Inc.(h),(i)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.460%	641,619	636,954
Media and Entertainment 0.5%
Cengage Learning, Inc.(h),(i)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	814,964	753,336
Technology 1.5%
Ascend Learning LLC(h),(i)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.407%	794,937	732,336

Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(h),(i)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	1,129,843	1,099,303
3-month USD LIBOR + 3.750% 05/04/2026	8.575%	407,230	400,055
Total			2,231,694
Total Senior Loans (Cost $5,066,703)			4,750,002
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(j),(k)	6,441,330	6,440,042
Total Money Market Funds (Cost $6,438,991)		6,440,042
Total Investments in Securities (Cost: $158,736,409)		145,874,345
Other Assets & Liabilities, Net		1,937,894
Net Assets		147,812,239

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $107,366,124, which represents 72.64% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security in default.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	6,447,839	7,974,042	(7,982,255)	416	6,440,042	203	76,357	6,441,330
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Income Opportunities Fund | First Quarter Report 2023

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